United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-03586

                            Alliance Municipal Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO


Alliance Capital [LOGO](R)


ANNUAL REPORT
JUNE 30, 2003

STATEMENT OF NET ASSETS
June 30, 2003               Alliance Municipal Trust - Massachusetts Portfolio
_______________________________________________________________________________


 Principal
   Amount
   (000)         Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 MUNICIPAL BONDS-69.2%
                 CONNECTICUT-1.4%
                 New Canaan Housing
                 Authority
                 (Village at Waveny Care
                 Center)
                 Series 02
  $ 1,060        1/01/22 (b)                           0.95%      $   1,060,000
                                                                  -------------
                 MASSACHUSETTS-54.3%
                 Dartmouth BAN
                 Series 03
    3,000        8/29/03                               1.05           3,000,096
                 Fall River GO
                 Series 03 FSA
    1,654        2/01/04                               1.20           1,671,377
                 Hatfield BAN
                 Series 03
    4,000        8/01/03                               1.64           4,002,038
                 Massachusetts
                 Development Finance Agency
                 (Assumption College)
                 Series 02C
    2,000        3/01/32 (b)                           0.99           2,000,000
                 Massachusetts
                 Development Finance
                 Agency
                 (BELMONT DAY SCHOOL)
                 Series 01
    2,000        7/01/31 (b)                           1.00           2,000,000
                 Massachusetts
                 Development
                 Finance Agency
                 (Elderhostel, Inc. Project)
                 Series 00
    1,500        8/01/30 (b)                           1.00           1,500,000
                 Massachusetts
                 Development
                 Finance Agency
                 (ICC Realty Project)
                 Series 97 AMT
    1,400        12/01/16 (b)                          1.15           1,400,000
                 Massachusetts
                 Development
                 Finance Agency
                 (Lenox Library)
                 Series 02
    1,970        7/01/22 (b)                           1.10           1,970,000
                 Massachusetts
                 Development
                 Finance Agency
                 (Masonic Nursing
                 Home, Inc.)
                 Series 02
    2,500        7/01/32 (b)                           1.13           2,500,000
                 Massachusetts
                 Development
                 Finance Agency
                 (Waste Management,
                 Inc.)
                 Series 99 AMT
    2,000        7/01/29 (b)                           1.05           2,000,000
                 Massachusetts
                 Development
                 Finance Agency
                 (Whalers Cove Project)
                 Series 01A AMT
    2,750        9/01/34 (b)                           1.06           2,750,000
                 Massachusetts
                 Development Finance
                 Agency IDR
                 (925 Realty Trust LLC)
                 Series 01 AMT
    1,890        2/01/20 (b)                           1.00           1,890,000
                 Massachusetts GO
                 (Central Artery)
                 Series 00A
      500        12/01/30 (b)                          0.95             500,000
                 Massachusetts GO
                 Series 97B
    1,925        8/01/15 (b)                           0.95           1,925,000
                 MASSACHUSETTS HEALTH &
                 Educational Facilities
                 (New England
                 Carpenters)
                 Series 01B
    1,500        1/01/31 (b)                           1.00           1,500,000
                 Massachusetts Health
                 & Educational
                 Facilities
                 (Wellesley College)
                 Series 92E
    2,000        7/01/22 (b)                           0.95           2,000,000
                 Massachusetts HFA
                 Series 03B
    2,500        6/01/04                               1.08           2,512,935
                 Massachusetts IFA
                 (Mount Ida College
                 Project)
                 Series 97
    1,340        12/01/27 (b)                          0.99           1,340,000

                             ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________


 Principal
   Amount
   (000)         Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 Massachusetts IFA
                 (Southern New England
                 School of Law)
                 Series 96
  $ 1,400        11/01/16 (b)                          1.05%      $   1,400,000
                 Massachusetts IFA IDR
                 (Techprint, Inc.)
                 Series 97 AMT
      742        6/01/17 (b)                           1.15             742,000
                 Massachusetts
                 Municipal Wholesale
                 Electric Co.
                 (Stony Brook)
                 Series 01A MBIA
    1,300        7/01/03                               1.40           1,300,000
                 Weymouth GO
                 Series 02 FGIC
    1,170        9/15/03                               1.58           1,173,416
                                                                  -------------
                                                                     41,076,862
                                                                  -------------
                 MISSISSIPPI-1.3%
                 Mississippi Business
                 Finance Corp. IDR
                 (Jimmy Sanders, Inc.
                 Project) Series 97
      950        6/01/07 (b)                           1.15             950,000
                                                                  -------------
                 PUERTO RICO-7.9%
                 Puerto Rico
                 Commonwealth
                 Highway &
                 Transportation
                 Authority
                 Series 98A AMBAC
    3,000        7/01/28 (b)                           0.95           3,000,000
                 Puerto Rico
                 Commonwealth TRAN
                 Series 02
    3,000        7/30/03                               1.48           3,002,410
                                                                  -------------
                                                                      6,002,410
                                                                  -------------
                 TEXAS-0.7%
                 Gulf Coast IDA
                 (Amoco Oil Co. Project)
                 Series 93 AMT
      500        4/01/28 (b)                           0.97             500,000
                                                                  -------------
                 VIRGINIA-3.6%
                 Loudoun IDA
                 (Atlantic Coast Airlines)
                 Series 01AMT
    2,705        6/01/22 (b)                           1.05           2,705,000
                                                                  -------------
                 Total Municipal Bonds
                 (amortized cost
                 $52,294,272)                                        52,294,272
                                                                  -------------
                 COMMERCIAL
                 PAPER-30.5%
                 DISTRICT OF
                 COLUMBIA-2.0%
                 District of Columbia
                 Water & Sewer
                 Authority
                 Series A
    1,500        8/28/03                               0.85           1,500,000
                                                                  -------------
                 FLORIDA-1.3%
                 Sarasota Public
                 Hospital District
                 (Sarasota Memorial
                 Hospital)
                 Series C
    1,000        9/12/03                               0.95           1,000,000
                                                                  -------------
                 MASSACHUSETTS-23.9%
                 Massachusetts
                 Development Finance
                 Agency
                 (Program 3 Issue)
    3,400        9/10/03                               0.95           3,400,000
                 Massachusetts
                 Development Finance
                 Agency
                 (Program 3 Issue)
    2,500        8/07/03                               1.10           2,500,000
                 Massachusetts GO
                 Series D
    1,500        8/27/03                               0.90           1,500,000
                 Massachusetts
                 Port Authority
                 Series 03B AMT
    4,000        10/09/03                              0.95           4,000,000
                 Massachusetts Port
                 Authority
                 Series 03B AMT
    1,500        7/08/03                               1.10           1,500,000
                 MASSACHUSETTS WATER
                 Resources Authority
    2,000        10/01/03                              0.85           2,000,000
                 Massachusetts Water
                 Resources Authority
    2,000        9/09/03                               0.90           2,000,000

                             Alliance Municipal Trust - Massachusetts Portfolio
_______________________________________________________________________________


 Principal
   Amount
     (000)       Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 Massachusetts Water
                 Resources Authority
                 Series 99
  $ 1,200        9/10/03                               0.95%      $   1,200,000
                                                                  -------------
                                                                     18,100,000
                                                                  -------------
                 WEST VIRGINIA-3.3%
                 West Virginia Public
                 Energy Authority
                 (Morgantown Energy
                 Association Project)
                 Series 89A AMT
    2,500        9/08/03                               1.05           2,500,000
                                                                  -------------
                 Total Commercial Paper
                 (amortized cost
                 $23,100,000)                                        23,100,000
                                                                  -------------
                 TOTAL INVESTMENTS-99.7%
                 (amortized cost
                 $75,394,272)                                        75,394,272
                 Other assets less
                 liabilities-0.3%                                       214,497
                                                                  -------------
                 NET ASSETS-100%
                 (offering and redemption
                 price of $1.00 per share;
                 75,608,769 shares
                 outstanding)                                     $  75,608,769
                                                                  =============

_______________________________________________________________________________
(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC - American Municipal Bond Asurance Corporation

AMT - Alternative Minimum Tax

BAN - Bond Anticipation Note

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance

GO - General Obligation

HFA - Housing Finance Agency/Authority

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

IFA - Industrial Finance Authority

MBIA - Municipal Bond Investors Assurance

TRAN - Tax & Revenue Anticipation Note

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2003

                             Alliance Municipal Trust - Massachusetts Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $ 1,024,355

EXPENSES
  Advisory fee (Note B)                            $   387,645
  Distribution assistance and administrative
    service (Note C)                                   405,940
  Custodian fees                                        77,529
  Audit and legal fees                                  35,933
  Transfer agency (Note B)                              25,026
  Printing                                              16,525
  Trustees' fees                                         2,200
  Miscellaneous                                          5,355
                                                    -----------
  Total expenses                                       956,153
  Less: expense offset arrangement (Note B)                (10)
  Less: expense reimbursement (Note B)                (180,853)
                                                   -----------
  Net expenses                                                         775,290
                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $   249,065
                                                                   ===========



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________


                                                  Year Ended       Year Ended
                                                 June 30, 2003    June 30, 2002
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $      249,065   $      898,623

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                               (249,065)        (898,623)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                            (12,873,910)     (30,115,179)
                                                --------------   --------------
  Total decrease                                   (12,873,910)     (30,115,179)

NET ASSETS
  Beginning of period                               88,482,679      118,597,858
                                                --------------   --------------
  End of period                                 $   75,608,769   $   88,482,679
                                                ==============   ==============

_______________________________________________________________________________

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003

                             Alliance Municipal Trust - Massachusetts Portfolio
_______________________________________________________________________________

NOTE A: Significant Accounting Policies
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio (the "Portfolio"), Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

_______________________________________________________________________________

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2003, the reimbursement amounted to $180,853.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2003.

For the year ended June 30, 2003, the Portfolio's expenses were reduced by $10 under an expense offset arrangement with AGIS.

                             Alliance Municipal Trust - Massachusetts Portfolio
_______________________________________________________________________________

NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2003, the distribution fee amounted to $193,823. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2003, such payments by the Portfolio amounted to $212,117, of which $93,500 was paid to the Adviser.

_______________________________________________________________________________

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Dividends paid from net investment income for the years ended June 30, 2003 and 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

_______________________________________________________________________________

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. At June 30, 2003, capital paid-in aggregated $75,608,769. Transactions, all at $1.00 per share, were as follows:


                                                  Year Ended       Year Ended
                                                 June 30, 2003    June 30, 2002
                                                ==============   ==============
Shares sold                                        162,717,104      262,915,389
Shares issued on reinvestments of dividends            249,065          898,623
Shares redeemed                                   (175,840,079)    (293,929,191)
                                                --------------   --------------
Net decrease                                       (12,873,910)     (30,115,179)
                                                ==============   ==============

FINANCIAL HIGHLIGHTS

                             Alliance Municipal Trust - Massachusetts Portfolio
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
                                            -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .003         .008         .027         .027         .023
                                            -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS
Dividends from net investment income           (.003)       (.008)       (.027)       (.027)       (.023)
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
                                            ===========  ===========  ===========  ===========  ============
TOTAL RETURN
Total investment return based on
  net asset value (b)                            .32%         .75%        2.73%        2.73%        2.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $75,609      $88,483     $118,598      $82,813      $50,480
Ratio to average net assets of:
  Expenses, net of waivers and
     reimbursements                             1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
     reimbursements                             1.23%        1.14%        1.09%        1.18%        1.47%
  Net investment income (a)                      .32%         .80%        2.65%        2.75%        2.26%



_______________________________________________________________________________

(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT AUDITORS

                             Alliance Municipal Trust - Massachusetts Portfolio
_______________________________________________________________________________

To the Board of Trustees and Shareholders of Alliance Municipal Trust - Massachusetts Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Massachusetts Portfolio (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

                             Alliance Municipal Trust - Massachusetts Portfolio
_______________________________________________________________________________

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

John D. Carifa, CHAIRMAN
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


OFFICERS

John D. Carifa, CHAIRMAN
Susan L. Matteson, PRESIDENT
Drew A. Biegel, SENIOR VICE PRESIDENT
John R. Bonczek, SENIOR VICE PRESIDENT
Kathleen A. Corbet, SENIOR VICE PRESIDENT
Patricia Ittner, SENIOR VICE PRESIDENT
Robert I. Kurzweil, SENIOR VICE PRESIDENT
Doris T. Muller, SENIOR VICE PRESIDENT
William E. Oliver, SENIOR VICE PRESIDENT
Raymond J. Papera, SENIOR VICE PRESIDENT
William J. Fagan, VICE PRESIDENT
Linda N. Kelley, VICE PRESIDENT
Joseph R. LaSpina, VICE PRESIDENT
Eileen M. Murphy, VICE PRESIDENT
Maria C. Sazon, VICE PRESIDENT
Edmund P. Bergan, Jr., SECRETARY
Mark D. Gersten, TREASURER AND CHIEF FINANCIAL OFFICER
Thomas R. Manley, CONTROLLER


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


_______________________________________________________________________________

 (1)  Members of the Audit Committee.

                             Alliance Municipal Trust - Massachusetts Portfolio
_______________________________________________________________________________

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.



                                                                               PORTFOLIOS
                                                                                 IN FUND             OTHER
     NAME, AGE, ADDRESS                      PRINCIPAL                           COMPLEX         DIRECTORSHIPS
         OF TRUSTEE                        OCCUPATION(S)                       OVERSEEN BY          HELD BY
     (YEARS OF SERVICE)                 DURING PAST 5 YEARS                      TRUSTEE            TRUSTEE
--------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE

John D. Carifa, 58,               President, Chief Operating Officer and a          113             None
1345 Avenue of the Americas       Director of ACMC, with which he has been
New York, NY 10105 (14)           associated since prior to 1998.

DISINTERESTED TRUSTEES

Sam Y. Cross, 76                  Formerly Executive Vice President of The           15             None
4046 Chancery Court, N.W.         Federal Reserve Bank of New York and
Washington, DC 20007 (11)         manager for foreign operations for The
                                  Federal Reserve System.

Charles H.P. Duell, 65            President of Middleton Place Foundation            15             None
Middleton Place Foundation,       and President of the Middleton Inn
4300 Ashley River Road            Company with which he has been
Charleston, SC 29414 (18)         ASSOCIATED SINCE PRIOR TO 1998. HE IS
                                  also a Trustee Emeritus of the National
                                  Trust for Historic Preservation and formerly
                                  a Director of the Grand Teton Lodge Company
                                  and GRC, International and Chairman of The
                                  Board of Architectural Review of the City of
                                  Charleston.

William H. Foulk, Jr., 70         An Investment Adviser and an Independent          110             None
2 Sound View Drive, Suite 100     Consultant. He was formerly Senior
Greenwich, CT 06830 (19)          Manager of Barrett Associates, Inc., a
                                  registered investment adviser, with which
                                  he had been associated since prior to 1998.
                                  He was formerly Deputy Comptroller of the
                                  State of New York and, prior thereto,
                                  Chief Investment Officer of the New York
                                  Bank for Savings.

David K. Storrs, 59               President of Alternative Investment Group,         15             None
65 South Gate Lane                LLC (an investment firm). He was formerly
Southport, CT 06890               President of The Common Fund (investment
(14)                              management for educational institutions)
                                  with which he had been associated since prior
                                  to 1998.

Shelby White, 64,                 An author and financial journalist.                15             None
One Sutton Place South
New York, NY 10022 (11)


                             Alliance Municipal Trust - Massachusetts Portfolio
_______________________________________________________________________________

OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.



     NAME, ADDRESS*               POSITION(S) HELD                            PRINCIPAL OCCUPATION
        AND AGE                      WITH FUND                                DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

John D. Carifa, 58                Chairman                        See biography above.

Susan L. Matteson, 40             President                       Senior Vice President of ACMC** and
                                                                  President Alliance Cash Management Services
                                                                  with which she has been associated since
                                                                  prior to 1998.

Kathleen A. Corbet, 43            Senior Vice President           Executive Vice President of ACMC** with
                                                                  which she has been associated since prior
                                                                  to 1998.

Drew A. Biegel, 52                Senior Vice President           Vice President of ACMC** with which he has
                                                                  been associated since prior to 1998.

John R. Bonczek, 43               Senior Vice President           Senior Vice President of ABIRM** with which
                                                                  he has been associated since prior to 1998.

Patricia Ittner, 52               Senior Vice President           Vice President of ACMC** with which she has
                                                                  been associated since prior to 1998.

Robert I. Kurzweil, 52            Senior Vice President           Vice President of ABIRM** with which he has
                                                                  been associated since prior to 1998.

Doris T. Muller, 39               Senior Vice President           Vice President of ABIRM** with which she has
                                                                  been associated since prior to 1998.

William E. Oliver, 53             Senior Vice President           Senior Vice President of ACMC** with which
                                                                  he has been associated since prior to 1998.

Raymond J. Papera, 47             Senior Vice President           Senior Vice President of ACMC** with which
                                                                  he has been associated since prior to 1998.

William J. Fagan, 41              Vice President                  Assistant Vice President of ACMC** with which
                                                                  he has been associated since prior to 1998.

Linda N. Kelley, 42               Vice President                  Assistant Vice President of ACMC** with which
                                                                  she has been associated since prior to 1998.

Joseph R. LaSpina, 42             Vice President                  Vice President of ABIRM** with which he has
                                                                  been associated since prior to 1998.

Eileen M. Murphy, 32              Vice President                  Vice President of ACMC** with which she has
                                                                  been associated since prior to 1998.

Maria C. Sazon, 37                Vice President                  Vice President of ACMC** with which she has
                                                                  been associated since prior to 1998.

Edmund P. Bergan, Jr., 53         Secretary                       Senior Vice President and the General Counsel
                                                                  of ABIRM** and AGIS** with which he has been
                                                                  associated since prior to 1998.


                             Alliance Municipal Trust - Massachusetts Portfolio
_______________________________________________________________________________



     NAME, ADDRESS*               POSITION(S) HELD                            PRINCIPAL OCCUPATION
        AND AGE                      WITH FUND                                DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

Mark D. Gersten, 52               Treasurer and Chief             Senior Vice President of AGIS** and Vice
                                  Financial Officer               President of ABIRM** with which he has
                                                                  been associated since prior to 1998.

Thomas R. Manley, 51              Controller                      Vice President of ACMC** with which he
                                                                  has been associated since prior to 1998.


_______________________________________________________________________________

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM, ACL and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

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


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


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

ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option |1| Option |2|

FUND CODE |1| |5| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.


AMTMAAR0603



ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance Municipal Trust

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003